Supplemental Cash Flow Information (Non-Cash Items) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information [Abstract]
Change in collateral for securities lending transactions	$ (285)	$ (41)	$ (133)
Total non-cash transactions	$ (285)	$ (41)	$ (133)